Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement - $ / shares		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Israeli [Member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)			[1]
Expected volatility of the share prices (%)			[1]
Risk-free interest rate (%)			[1]
Contractual term of up to (years)		6 years 6 months	[1]		6 years 6 months
Exercise multiple (in Dollars per share)		$ 2	[1]		$ 2
Weighted average share prices (NIS) (in Dollars per share)			[1]
Expected average forfeiture rate (%)			[1]
United States [Member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)
Expected volatility of the share prices (%)
Risk-free interest rate (%)
Contractual term of up to (years)		6 years 6 months
Exercise multiple (in Dollars per share)
Weighted average share prices (NIS) (in Dollars per share)
Expected average forfeiture rate (%)
Bottom of range [member] | Israeli [Member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)	[1]
Expected volatility of the share prices (%)		23.00%	[1]		30.00%
Risk-free interest rate (%)		0.40%	[1]		0.01%
Exercise multiple (in Dollars per share)	[1]
Weighted average share prices (NIS) (in Dollars per share)		$ 13.6	[1]		$ 20.28
Expected average forfeiture rate (%)		0.00%	[1]		1.90%
Bottom of range [member] | United States [Member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Expected volatility of the share prices (%)		27.00%
Risk-free interest rate (%)		0.91%
Weighted average share prices (NIS) (in Dollars per share)		$ 4.8
Expected average forfeiture rate (%)		1.90%
Top of range [member] | Israeli [Member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)	[1]
Expected volatility of the share prices (%)		40.00%	[1]		55.00%
Risk-free interest rate (%)		3.55%	[1]		0.58%
Exercise multiple (in Dollars per share)	[1]
Weighted average share prices (NIS) (in Dollars per share)		$ 18.41	[1]		$ 28.98
Expected average forfeiture rate (%)		8.50%	[1]		5.90%
Top of range [member] | United States [Member]
Share-Based Payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)	[1]
Expected volatility of the share prices (%)		47.00%
Risk-free interest rate (%)		3.54%
Weighted average share prices (NIS) (in Dollars per share)		$ 5.37
Expected average forfeiture rate (%)		8.50%

[1]	During the year ended December 31, 2022, no grants of options or RS were made